Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 2,818,888	$ 1,995,338
Incurred guaranteed benefits	(118,277)	860,427
Paid guaranteed benefits	(66,507)	(36,877)
Ending balance	2,634,104	2,818,888
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	97,027	86,422
Incurred guaranteed benefits	9,845	24,238
Paid guaranteed benefits	(17,598)	(13,633)
Ending balance	89,274	97,027
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	176,465	152,779
Incurred guaranteed benefits	(17,290)	34,835
Paid guaranteed benefits	(13,942)	(11,149)
Ending balance	145,233	176,465
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	374,857	264,857
Incurred guaranteed benefits	(96,596)	122,095
Paid guaranteed benefits	(34,898)	(12,095)
Ending balance	243,363	374,857
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	2,170,539	1,491,280
Incurred guaranteed benefits	(14,236)	679,259
Paid guaranteed benefits	(69)
Ending balance	$ 2,156,234	$ 2,170,539